Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0001567900
Registrant Name	REALLOYS INC.
Registration File Number	333-297127
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A